Note 12 - Stock-based Compensation - Schedule of Stock Options Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted-average fair value of options at the measurement date (grant date) (in dollars per share)	$ 0	$ 23.36	$ 6.31
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	0.00%
Risk-free interest rate (%)	0.00%
Weighted average share price (in dollars per share)	$ 0	$ 6.79	$ 2.75
Minimum [Member]
Expected volatility (%)		61.00%	59.00%
Risk-free interest rate (%)		0.50%	0.40%
Maximum [Member]
Expected volatility (%)		72.00%	61.00%
Risk-free interest rate (%)		1.40%	0.50%